Note 14 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of options exercised (in shares)	455,934
Aggregate fair value	$ 33,616	$ 12,296
Share-Based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	455,934
Aggregate fair value	$ 66,499
Intrinsic value	32,883
Amount of cash received	$ 33,616